Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.0%
Communication Services—10.4%
Alphabet, Inc. Class C (United States)(1)	7,033	$9,942
Comcast Corp. Class A (United States)	144,589	5,636
NetEase, Inc. (China)	99,096	1,708
NetEase, Inc. ADR (China)	3,994	1,715
Tencent Holdings Ltd. (China)	171,918	11,016
Walt Disney Co. (The) (United States)	46,472	5,182
		35,199

Consumer Discretionary—19.0%
adidas AG (Germany)(1)	14,918	3,915
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	46,233	9,972
Amazon.com, Inc. (United States)(1)	5,627	15,524
Booking Holdings, Inc. (Netherlands)(1)	3,177	5,059
EssilorLuxottica SA (France)(1)	32,655	4,192
Flutter Entertainment plc (Ireland)(1)	44,110	5,798
LVMH Moet Hennessy Louis Vuitton SE (France)	10,340	4,536
NIKE, Inc. Class B (United States)	35,661	3,497
O’Reilly Automotive, Inc. (United States)(1)	11,713	4,939
Ross Stores, Inc. (United States)	47,873	4,081
Starbucks Corp. (United States)	41,668	3,066
		64,579

Consumer Staples—15.4%
Alimentation Couche-Tard, Inc. Class B (Canada)	310,005	9,721
Anheuser-Busch InBev NV (Belgium)	67,192	3,311
Coca-Cola Co. (The) (United States)	132,521	5,921
Heineken NV (Netherlands)	85,000	7,837
Nestle S.A. Registered Shares (Switzerland)	108,452	11,989
PepsiCo, Inc. (United States)	47,496	6,282
Unilever NV (Netherlands)	139,216	7,390
		52,451

Financials—5.7%
Berkshire Hathaway, Inc. Class B (United States)(1)	34,878	6,226
CME Group, Inc. (United States)	17,311	2,814
HDFC Bank Ltd. (India)	410,865	5,775
Housing Development Finance Corp., Ltd. (India)	192,868	4,484
		19,299

Health Care—12.8%
Becton Dickinson and Co. (United States)	24,532	5,870
Boston Scientific Corp. (United States)(1)	166,707	5,853
Hoya Corp. (Japan)	45,559	4,363
Intuitive Surgical, Inc. (United States)(1)	6,853	3,905
Johnson & Johnson (United States)	49,897	7,017
Medtronic plc (United States)	85,629	7,852
UnitedHealth Group, Inc. (United States)	29,062	8,572
		43,432

Industrials—5.6%
RELX plc (United Kingdom)	188,300	4,358
Safran SA (France)(1)	60,295	6,044
Teleperformance (France)	17,532	4,449
Wolters Kluwer NV (Netherlands)	52,466	4,098
		18,949

	Shares	Value

Information Technology—25.4%
Adobe, Inc. (United States)(1)	13,301	$5,790
Mastercard, Inc. Class A (United States)	42,993	12,713
Microsoft Corp. (United States)	87,640	17,836
PayPal Holdings, Inc. (United States)(1)	49,914	8,697
SAP SE (Germany)	95,644	13,359
Synopsys, Inc. (United States)(1)	28,107	5,481
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	88,116	5,002
Tata Consultancy Services Ltd. (India)	203,759	5,609
Visa, Inc. Class A (United States)	61,316	11,844
		86,331

Materials—2.7%
Air Liquide SA (France)	25,523	3,682
Sherwin-Williams Co. (The) (United States)	9,844	5,688
		9,370

Total Common Stocks (Identified Cost $225,317)		329,610

Total Long-Term Investments—97.0% (Identified Cost $225,317)		329,610

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	242,611	243
Total Short-Term Investment (Identified Cost $243)		243

TOTAL INVESTMENTS—97.1% (Identified Cost $225,560)		$329,853
Other assets and liabilities, net—2.9%		9,879
NET ASSETS—100.0%		$339,732

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	56%
France	7
China	7
Netherlands	7
Germany	5
India	5
Switzerland	4
Other	9
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Schedule of Investments

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$329,610	$298,363	$31,247
Money Market Mutual Fund	243	243	—
Total Investments	$329,853	$298,606	$31,247
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

VONTOBEL GLOBAL OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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